STATEMENT OF SHAREHOLDERS' DEFICIT (Parenthetical)	6 Months Ended
Dec. 31, 2022 shares
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT
Sale of private placement units	8,000,000